RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Key management personnel of entity or parent [Member]
Disclosure of transactions between related parties [line items]
Compensation to the Executive Officers	$ 220,804	$ 265,964	$ 674,335	$ 1,227,127